Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The accompanying consolidated financial statements represent the consolidated financial position and consolidated results of operations of Starwood Hotels & Resorts Worldwide, Inc. and its subsidiaries (the “Company” or “Starwood”). The Company is one of the world’s largest hotel and leisure companies. The Company’s principal business is hotels and leisure, which is comprised of a worldwide hospitality network of over 1,100 full-service hotels, vacation ownership resorts and residential developments primarily serving two markets: luxury and upscale. The principal operations of Starwood Vacation Ownership, Inc. (“SVO”) include the acquisition, development and operation of vacation ownership resorts; marketing and selling of vacation ownership interests (“VOIs”) in the resorts; and providing financing to customers who purchase such interests.

The consolidated financial statements include assets, liabilities, revenues and expenses of the Company and all of its controlled subsidiaries and partnerships. In consolidating, all material intercompany transactions are eliminated. We have evaluated all subsequent events through the date the consolidated financial statements were filed with the Securities and Exchange Commission.

In accordance with the guidance for noncontrolling interests in Accounting Standards Codification (“ASC”) 810, Consolidation, references in this report to our earnings per share, net income, and shareholders’ equity attributable to Starwood’s common stockholders do not include amounts attributable to noncontrolling interests.